Stock-Based Compensation Stock-Based Compensation - Summary of Activity Relating to Restricted Stock (Details) - Restricted Stock - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of outstanding Restricted Awards	1 month
Unearned stock based compensation expense	$ 0.2
Number of Shares Underlying Restricted Stock
Beginning Balance	750,000	1,000,000	750,000
Granted	0	250,000	750,000
Vested	(500,000)	(500,000)	(500,000)
Ending Balance	250,000	750,000	1,000,000
Weighted Average Grant Date Fair Value
Begining Balance	$ 21.28	$ 24.06	$ 25.80
Weighted-average grant-date fair value per share	0.00	15.71	22.32
Vested	24.06	24.06	24.06
Ending Balance	$ 15.71	$ 21.28	$ 24.06
Aggregate intrinsic value of outstanding Restricted Units	$ 4.1
Total intrinsic value of shares vested	$ 7.9	$ 7.8	$ 10.0